Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Abstract]
Schedule of trade and other receivables
	December 31,	December 31,
	2022	2021

Trade receivables	$5,624	$4,740
Value added taxes receivable	-	3,219
Other receivables	5,928	249
	$11,552	$8,208